N-2		12 Months Ended
	Mar. 31, 2024 $ / shares shares	Mar. 31, 2024 $ / shares
Cover [Abstract]
Entity Central Index Key		0001976685
Amendment Flag		false
Entity Inv Company Type		N-2
Document Type		N-CSR
Entity Registrant Name		Institutional Investment Strategy Fund
General Description of Registrant [Abstract]
NAV Per Share | $ / shares	$ 10.21	$ 10.21
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares] | shares	305,359